Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Containers, cost	$ 6,583,542	$ 5,744,643
Containers, accumulated depreciation	(1,851,664)	(1,619,591)
Net Book Value	4,731,878	4,125,052
Containers - Owned Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	6,566,785	5,740,717
Containers, accumulated depreciation	(1,850,721)	(1,619,304)
Net Book Value	4,716,064	4,121,413
Containers - Managed Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	16,757	3,926
Containers, accumulated depreciation	(943)	(287)
Net Book Value	$ 15,814	$ 3,639